Shareholder Report, Average Annual Return (Details)		12 Months Ended	46 Months Ended		60 Months Ended	89 Months Ended		91 Months Ended	105 Months Ended	120 Months Ended
		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024	Aug. 31, 2024		Aug. 31, 2024 [5]	Aug. 31, 2024 [7]	Aug. 31, 2024
The Growth Fund of America® - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-4
Average Annual Return, Percent	[1]	30.00%			15.62%					12.87%
The Growth Fund of America® - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-3
Average Annual Return, Percent	[1]	29.62%			15.27%					12.54%
The Growth Fund of America® - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-2E
Average Annual Return, Percent	[1]	29.43%			15.10%					12.40%
The Growth Fund of America® - Class R-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-2
Average Annual Return, Percent	[1]	29.05%			14.76%					12.04%
The Growth Fund of America® - Class R-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-1
Average Annual Return, Percent	[1]	29.06%			14.77%					12.04%
The Growth Fund of America® - Class 529-F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-F-3
Average Annual Return, Percent	[1]	30.39%	13.53%	[2]
The Growth Fund of America® - Class 529-F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-F-2
Average Annual Return, Percent	[1]	30.33%	13.48%	[3]
The Growth Fund of America® - Class 529-F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-F-1
Average Annual Return, Percent	[1]	30.28%			15.86%					13.08%
The Growth Fund of America® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	27.05%			15.29%	14.25%	[4]
The Growth Fund of America® - Class 529-E [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-E
Average Annual Return, Percent	[1]	29.72%			15.34%					12.58%
The Growth Fund of America® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	28.03%			14.74%					12.41%
The Growth Fund of America® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	25.44%			14.79%					12.44%
The Growth Fund of America® - Class F-3 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class F-3
Average Annual Return, Percent	[1]	30.46%			16.02%			14.75%
The Growth Fund of America® - Class F-2 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class F-2
Average Annual Return, Percent	[1]	30.32%			15.90%					13.15%
The Growth Fund of America® - Class F-1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class F-1
Average Annual Return, Percent	[1]	29.98%			15.60%					12.85%
The Growth Fund of America® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class T (with sales charge)
Average Annual Return, Percent	[1]	27.12%			15.35%	14.31%	[6]
The Growth Fund of America® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class C (with sales charge)
Average Annual Return, Percent	[1]	28.09%			14.79%					12.21%
The Growth Fund of America® - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-5
Average Annual Return, Percent	[1]	30.41%			15.97%					13.21%
The Growth Fund of America® - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-5E
Average Annual Return, Percent	[1]	30.27%			15.86%				14.03%
The Growth Fund of America® - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class R-6
Average Annual Return, Percent	[1]	30.48%			16.03%					13.27%
The Growth Fund of America® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class A (with sales charge)
Average Annual Return, Percent	[1]	22.59%			14.29%					12.24%
Without Sales Load [Member] | The Growth Fund of America® - Class 529-T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	30.30%			15.88%	14.64%	[4]
Without Sales Load [Member] | The Growth Fund of America® - Class 529-C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	29.03%			14.74%					12.41%
Without Sales Load [Member] | The Growth Fund of America® - Class 529-A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	30.00%			15.61%					12.84%
Without Sales Load [Member] | The Growth Fund of America® - Class T [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class T (without sales charge)
Average Annual Return, Percent	[1]	30.39%			15.94%	14.70%	[6]
Without Sales Load [Member] | The Growth Fund of America® - Class C [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class C (without sales charge)
Average Annual Return, Percent	[1]	29.09%			14.79%					12.21%
Without Sales Load [Member] | The Growth Fund of America® - Class A [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Growth Fund of America — Class A (without sales charge)
Average Annual Return, Percent	[1]	30.05%			15.65%					12.91%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[8]	27.14%	17.11%	[2],[3]	15.92%	14.52%	[4],[6]	14.59%	14.03%	12.98%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class 529-F-3 shares were first offered on October 30, 2020.
[3]	Class 529-F-2 shares were first offered on October 30, 2020.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class F-3 shares were first offered on January 27, 2017.
[6]	Class T shares were first offered on April 7, 2017.
[7]	Class R-5E shares were first offered on November 20, 2015.
[8]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.